united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA       02481

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 781-416-4000

Date of fiscal year end: 10/31

Date of reporting period:4/30/22

Item 1. Reports to Stockholders.

Miller Convertible Bond Fund Miller Convertible Plus Fund Miller Intermediate Bond Fund

Semi-Annual Report

April 30, 2022

877- 441- 4434
www.MillerFamilyofFunds.com

Investment Advisor
Wellesley Asset Management, Inc.
The Wellesley Office Park
20 William Street, Suite 310
Wellesley, MA 02481
781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Dear Fellow Shareholder,

This semi-annual report of the Miller Family of Funds provides a detailed overview of the mutual funds’ performance for the six months ended April 30th, 2022 (“the reporting period”) and provides insights into the convertible market, the funds’ portfolio holdings and financial statements and highlights. The Miller Convertible Bond Fund, Miller Convertible Plus Fund, and the Miller Intermediate Bond Fund comprise the Miller Family of Funds.

During the reporting period, while each share class of each Fund had negative returns, the performance on a relative basis was strong. Since inception all share classes have outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, while all share classes have underperformed the S&P 500 Total Return Index. While the constituents of the Bloomberg U.S. Aggregate Bond Index are bonds and the constituents of the S&P 500 Total Return Index are common stocks, each Fund invests in convertible bonds. As compared to many peers who manage equity-like convertible strategies, our investment team follows a more conservative fixed income approach designed to maximize total return consistent with preservation of capital in both bull and bear markets. We are pleased that the Funds’ performance reflected this investment philosophy in the reporting period. The Funds’ performance for the six months ended April 30, 2022 and since inception is as follows:

	Six Months Ended	Annualized Since
Miller Convertible Bond Fund	April 30, 2022	Inception
A shares (MCFAX.LW)	-4.39%	5.79% (12/27/07)
I shares (MCIFX)	-4.15%	6.34% (12/27/07)
C shares (MCFCX)	-4.56%	5.92% (12/01/09)

		Annualized Since
Miller Convertible Plus Fund		Inception
I shares (MCPIX)	-4.54%	6.90% (12/31/14)

		Annualized Since
Miller Intermediate Bond Fund		Inception
I shares (MIFIX)	-2.63%	4.94% (12/31/14)

The Funds’ total assets under management for the period ended 04/30/2022 were as follows:

Miller Convertible Bond Fund	$937,136,784
Miller Convertible Plus Fund	$101,958,883
Miller Intermediate Bond Fund	$120,669,535

Convertible Market Review

For the six months ended 04/30/2022, the Bloomberg Barclays U.S. Aggregate Bond Index was down 9.47%, the S&P 500 Total Return Index was down 9.65% and the ICE BofA ALL Yield Alternative US (VYLD) Index was down 12.13%. The convertible bond asset class faced many headwinds including: higher interest rates, lower stock prices, and wider credit spreads. These factors were partially offset by higher volatility, which was the only real benefit to convertible performance during the reporting period. Note the following definitions:

●	The Bloomberg/Barclays U.S. Aggregate Bond Index represents most investment grade bonds traded in the United States

●	The S&P 500 Total Return Index is a cap-weighted index of 500 common stocks and is regarded as a leading proxy for the US stock market

●	ICE BofA All Yield Alternatives US Convertibles Index (“VYLD”) is a subset of the ICE BofA US Convertible Index and includes convertible securities with a delta less than 0.4. Delta is the measure of the change in a convertible bond’s price given a change in the underlying stock

●	A credit spread is the difference in yield between a U.S. Treasury bond and a debt security with the same maturity but of lesser quality

Please note that investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

During the last two months of 2021, the S&P 500 index continued its upward trajectory with the index ending the year close to all-time highs. On January 4th, 2022, the S&P 500 traded at a new all-time high of 4818.62. However, the very next day the Federal Reserve (“the Fed”) released the minutes from its previous meeting in which certain board members expressed concern about inflation and the need for a faster path to raising interest rates. This news sent stocks lower in a trend that would last through the end of the reporting period. Toward the end of February Russia invaded Ukraine sending oil prices higher and fueling higher inflation. China experienced a resurgence of COVID cases in March leading to a lockdown and further supply chain disruption. At the March Federal Open Market Committee meeting the Fed raised the Federal Funds rate by 0.25% beginning an effort to fight inflation. By the end of April, the damage had been done with stocks down 14.25% from their highs.

Other areas of the financial markets also performed poorly during the period. Concerns over inflation and the Federal Reserve being behind the curve, sent the 10-year treasury yield from 1.60% to 2.93% in the six months ended 4/30/2022. The VIX, a measure of short-term equity volatility, started the period below 20 and jumped above 33 reflecting a volatile equity market as stocks traded lower. Corporate credit spreads also signaled risk in the market as the result of lower stock prices and higher treasury yields. Investment grade credit spreads widened 61% while high yield spreads widened 49% during the reporting period indicating deteriorating market conditions. The combination of higher rates and lower stock prices, coupled with the volatility in both the equity and credit markets brought new convertible bond issuance to a grinding halt by the end of the six-month reporting period. In fact, most of the new issuance for the six-month period occurred in the last two months of 2021.

Miller Convertible Bond Fund

Over the six-month reporting period, the Miller Convertible Bond Fund outperformed the Bloomberg Barclays US Aggregate Bond Index, the S&P 500 Total Return Index and the VYLD Index. The Fund’s underweight position in the technology sector contributed to outperformance versus the S&P 500 Total Return Index. The combination of higher rates and higher stock volatility led to the Fund’s outperformance compared to the Bloomberg US Aggregate Bond Index. The VYLD’s large exposure to unprofitable companies led to the Fund’s outperformance versus that Index. Unlike each index, the Fund employs a leveraged strategy.

The Fund’s position in the synthetic convertible note in Chevron Corp (2.5% weight) produced a gain of 22.48%. On the negative side, the Fund’s position in the synthetic convertible note in DR Horton (1.89% weight) resulted in 25.08% loss.

The Fund is well diversified with 87 positions. Halozyme Therapeutics is the largest convertible bond holding representing 2.99% of the Fund’s assets. During the reporting period, the stock and bond markets were very volatile. As a result, the Fund’s largest monthly drawdown, or peak to trough decline, was -6.70%.

Miller Convertible Plus Fund

The Miller Convertible Plus Fund also outperformed both the Bloomberg US Aggregate Bond Index, the S&P 500 Total Return Index and the VYLD Index. The Fund’s underweight position in the technology sector led to outperformance when compared to the S&P 500 Total Return Index. Similar to the Miller Convertible Fund, higher interest rates and volatility led to outperformance versus the Bloomberg Barclays US Aggregate Bond Index. The VYLD’s exposure to unprofitable companies led to the Fund’s outperformance when compared to that index.

The Miller Convertible Plus Fund’s top performing convertible bond position was Century Aluminum (3.62% weight) which returned 24.86%. The Fund’s worst convertible bond position was JetBlue Airways (4.01% weight) which resulted in an 18.60% loss.

The Fund remains well diversified with 51 positions, the largest which accounts for 5.23% of assets. The Miller Convertible Plus Fund is often the most volatile in the Miller Family of Funds because of leverage. As a result, the largest monthly drawdown over the reporting period in the Fund was 8.35%.

Miller Intermediate Bond Fund

The Miller Intermediate Bond Fund outperformed the Bloomberg US Aggregate Bond Index and the S&P 500 Total Return Index. An underweight position in technology led to outperformance versus the S&P 500 Total Return Index. In a period of rising interest rates, the Fund’s shorter duration led to outperformance relative to the Bloomberg Barclays US Aggregate Bond Index.

The Intermediate Bond Fund’s best performing position was in the synthetic convertible note in Chevron Corp (1.07% weight) which gained 48.52%. The Fund’s worst performing convertible bond position was JetBlue Airways (2.45% weight) which lost 16.78%.

The Intermediate Bond Fund has 54 positions. Ford Motor Company is the largest convertible bond position representing 3.04% of the Fund’s assets. The Fund’s largest drawdown for the reporting period was 4.46%.

Convertible Bond Strategy Review

We remain committed to the same strategy we have utilized since our company was founded in 1991. It is important to note that we do not change our investment strategy regardless of the current investment climate. Our investment focus is to buy convertible bonds and notes (no convertible preferreds, mandatory preferreds, or other convertible structures) which typically offer the return of the majority of principal within seven years or less and purchased with no, or minimal loss to maturity or an imbedded put option. Before making an investment, a company’s balance sheet and income statement are reviewed as we seek to invest in profitable companies and avoid companies with large debt loads. While we usually invest to hold bonds until the next liquidity date (maturity, put or call), we consider selling or reducing our exposure if one of the following scenarios occur:

●	An issuer’s credit quality deteriorates

●	The bond loses its favorable risk/reward characteristics due to price appreciation

●	We perceive an opportunity to increase portfolio diversification

●	We believe more attractive convertible bond investments are available.

One of our key risk management practices involves careful limits on prices we pay avoiding the purchase of convertibles trading at prices substantially above par, which have significant negative yields to the next liquidity date. This discipline seeks to reduce exposure to most equity-sensitive convertibles. While our performance tends to lag broader equity indices in rising markets, we seek to preserve capital in falling stock markets. Our holdings span the convertible market, from investment-grade to small-cap, with a broad distribution of industries represented. Many of our rated convertible bonds are investment grade and a large percentage of the bonds are not rated.

New Issuance

After experiencing two consecutive years of new issuance above $90 billion, the convertible bond market has gotten off to a slow start this year. In fact, only about $7 billion of new paper has come to the convertible market in the first four months of this year. Lower equity prices and higher interest rates have made for an unappealing environment for issuers of convertible debt. Additionally, new issuance is off in every market this year as a result of the stock and bond volatility. Below is a sampling of some of the new issues that met the strategy’s investing criteria over the last six months and found their way into various portfolios (weightings as of April 29, 2022):

●	Lumentum Holdings (2.48% weight), a maker of optical and photonic devices

●	MGP Ingredients, Inc. (1.89% weight), a supplier of ingredients and distillery products

●	Patrick Industries (1.97% weight), a manufacturer of building products for recreational vehicles and manufactured housing

Summary

At the turn of the year, the market went from being complacent - with equities hitting all-time highs while volatility remained low - to fearful - with many equity valuations cut in half and higher volatility due to the stock market downturn. This shouldn’t come as a surprise as the Fed signaled interest rate increases to combat inflation. Gone are the days where short term interest rates are zero, 10-year Treasury yields below 2% and the Fed perennially growing its balance sheet. This has been replaced with calls for short term interest rates to be raised above 3%, 10-year yields flirting with 3%, and a new mandate to shrink the size of the Fed’s balance sheet.

The question remains, can the Fed fight inflation without sparking a recession? Many are proclaiming the Federal Reserve is behind the curve on fighting inflation and that short term interest should have been much higher. While others think the worst days of inflation are behind us as supply chain disruptions improve and, given time, prices will stabilize.

We are fortunate to invest in convertible bonds which can have asymmetric returns and can be less sensitive to changes in market conditions. Our conservative convertible bond strategy can allow investors to stay invested during periods of high volatility and/or market downturns. As always, we thank you for your confidence and trust in our management.

For more detailed and timely information on our Funds and Wellesley Asset Management, please visit our website at millerfamilyoffunds.com where you can access quarterly commentaries and Fund Fact Sheets. As always, we thank you for your continued trust and confidence in our management. We look forward to helping you achieve your future goals.

Sincerely,

Greg Miller, Portfolio Manager

Michael Miller, Portfolio Manager

2062-NLD-05232022

DB05242022-1-147

Miller Convertible Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2022

Total Returns as of April 30, 2022

			Annualized

					Since Inception *	Since Inception
	Six Months	One Year	Five Years	Ten Years	(Class A & I)	** (Class C)
Miller Convertible Bond Fund:
Class A, without sales charge	(4.39)%	(5.29)%	5.11%	6.08%	5.79%	—
Class A, with sales charge of 3.75%	(8.00)%	(8.82)%	3.87%	5.45%	5.35%	—
Class I	(4.15)%	(4.82)%	5.64%	6.60%	6.34%	—
Class C	(4.56)%	(5.72)%	4.59%	5.55%	—	5.92%
Bloomberg U.S. Aggregate Bond Index	(9.47)%	(8.51)%	1.20%	1.73%	3.13%	2.54%
ICE BofA All Yield Alternatives US Convertibles Index	(12.13)%	(9.25)%	4.70%	4.78%	4.85%	5.36%

*	Class A and Class I shares commenced operations on December 27, 2007.

**	Class C shares commenced operations on December 1, 2009.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

The ICE BofA All Yield Alternatives US Convertibles Index tracks the performance of U.S. dollar denominated convertible debt.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions and the payment of the maximum 3.75% sales charge. Class C shares are subject to 1.00% contingent deferred sales charge on redemptions made within 12 months of purchase. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the classes’ distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2022, including the indirect expenses of underlying funds, are 1.47%, 0.97%, and 1.97% for Class A shares, Class I shares, and Class C shares, respectively. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Convertible Plus Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2022

Total Returns as of April 30, 2022

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Miller Convertible Plus Fund:
Class I	(4.54)%	(8.76)%	5.74%	6.90%
Bloomberg U.S. Aggregate Bond Index	(9.47)%	(8.51)%	1.20%	1.47%
ICE BofA All Yield Alternatives US Convertibles Index	(12.13)%	(9.25)%	4.70%	3.91%

*	Class I shares commenced operations on December 31, 2014.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

The ICE BofA All Yield Alternatives US Convertibles Index tracks the performance of U.S. dollar denominated convertible debt.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’s distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2022, including the indirect expenses of underlying funds, is 2.60% for Class I shares. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Intermediate Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2022

Total Returns as of April 30, 2022

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Miller Intermediate Bond Fund:
Class I	(2.63)%	(3.46)%	4.59%	4.94%
Bloomberg U.S. Aggregate Bond Index	(9.47)%	(8.51)%	1.20%	1.47%

*	Class I shares commenced operations on December 31, 2014.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions and . Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’s distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until February 28, 2023, to ensure that the net annual Fund operating expenses (excluding acquired fund fees and expenses and certain other non-operating expenses) will not exceed 0.95% for Class I Shares, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2022, including indirect expenses of underlying funds, is 0.99 % for Class I shares. For performance information current to the most recent month-end, please call 877-441-4434.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 94.5%
	AEROSPACE & DEFENSE — 0.2%
2,000,000	Kaman Corporation	3.2500	05/01/24	$2,016,840

	ASSET MANAGEMENT — 0.0%(a)
100,000	New Mountain Finance Corporation	5.7500	08/15/23	101,484

	AUTOMOTIVE — 2.1%
18,000,000	Ford Motor Company(b)	—	03/15/26	19,224,180

	BANKING — 0.0%(a)
100,000	Hope Bancorp, Inc.	2.0000	05/15/38	98,198

	BASIC INDUSTRY — 0.6%
5,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(e)	2.6410	06/18/24	5,737,500

	BEVERAGES — 1.8%
15,000,000	MGP Ingredients, Inc.(c)	6.0600	11/15/41	17,318,250
100,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.4930	12/30/27	91,850
				17,410,100
	BIOTECH & PHARMA — 17.7%
20,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	20,517,999
9,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.9900	05/01/28	10,045,800
10,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	10,335,200
15,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	2.3100	11/01/24	16,515,000
32,000,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	27,902,592
1,000,000	Innoviva, Inc.(c)	2.1250	03/15/28	948,247
25,000,000	Jazz Investments I Ltd.	1.5000	08/15/24	25,452,500
18,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	18,477,000
100,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	94,610
5,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	4,562,500
12,000,000	Merck & Co., Inc. UBS Group AG Synthetic(e)	1.7721	05/25/28	11,870,400
16,000,000	Pacira BioSciences, Inc.	0.7500	08/01/25	19,193,440
				165,915,288

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 94.5% (Continued)
	CABLE & SATELLITE — 1.2%
12,000,000	Liberty Broadband Corp. Synthetic(c), (e)	2.3000	09/30/50	$11,287,500

	CONSUMER SERVICES — 3.0%
5,000,000	Chegg, Inc.	0.1250	03/15/25	4,474,855
23,000,000	Stride, Inc.	1.1250	09/01/27	23,615,250
				28,090,105
	DIVERSIFIED INDUSTRIALS — 1.4%
1,000,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.4930	12/30/27	802,700
15,000,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	2.1030	04/20/28	11,946,000
				12,748,700
	ELECTRICAL EQUIPMENT — 3.3%
7,000,000	Camtek Ltd./Israel(b),(c)	—	12/01/26	6,172,537
22,000,000	Itron, Inc.(b)	—	03/15/26	18,179,084
100,000	Mesa Laboratories, Inc.	1.3750	08/15/25	98,940
1,000,000	OSI Systems, Inc.	1.2500	09/01/22	998,884
4,000,000	SMART Global Holdings, Inc.	2.2500	02/15/26	5,319,440
				30,768,885
	ENTERTAINMENT CONTENT — 1.0%
10,000,000	IMAX Corporation	0.5000	04/01/26	9,012,780

	FOOD — 0.3%
3,000,000	The Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	2,972,700

	HEALTH CARE FACILITIES & SERVICES — 2.8%
1,350,000	Inotiv, Inc.(c)	3.2500	10/15/27	1,061,358
24,000,000	PetIQ, Inc.	4.0000	06/01/26	24,928,320
				25,989,678
	HOME CONSTRUCTION — 1.9%
20,000,000	Patrick Industries, Inc.(c)	1.7500	12/01/28	18,029,600

	INSTITUTIONAL FINANCIAL SERVICES — 0.0%(a)
100,000	Voya Financial, Inc. - Bank of America Finance LLC Synthetic(e)	3.1425	05/01/23	106,352

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 94.5% (Continued)
	INSURANCE — 1.9%
18,000,000	Berkshire Hathaway, Inc. - Barclays Bank PLC Synthetic(e)	1.8652	04/14/28	$17,388,000

	INTERNET MEDIA & SERVICES — 8.0%
100,000	Airbnb, Inc.(b)	—	03/15/26	92,447
11,000,000	Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic(e)	3.5900	04/21/23	13,231,900
5,000,000	Google, Inc. - Bank of America Finance LLC Synthetic(e)	3.6429	09/28/23	7,580,500
15,000,000	Snap, Inc.(b),(c)	—	05/01/27	11,906,685
22,000,000	Spotify USA, Inc.(b)	—	03/15/26	17,916,140
25,000,000	TripAdvisor, Inc.	0.2500	04/01/26	20,830,475
3,000,000	Twitter, Inc.(b)	—	03/15/26	2,842,290
1,000,000	Uber Technologies, Inc.(b)	—	12/15/25	863,708
				75,264,145
	LEISURE FACILITIES & SERVICES — 6.3%
28,000,000	Cheesecake Factory, Inc.	0.3750	06/15/26	24,180,772
13,000,000	Cracker Barrel Old Country Store, Inc.(c)	0.6250	06/15/26	11,524,292
10,000,000	DraftKings, Inc.(b)	—	03/15/28	6,616,770
16,500,000	McDonald’s Corp. - Credit Suisse AG Synthetic(b)	1.9200	05/28/27	17,110,500
100,000	Vail Resorts, Inc.(b)	—	01/01/26	94,908
				59,527,242
	LEISURE PRODUCTS — 3.4%
13,000,000	D.R. Horton, Inc. - Barclays Bank PLC Synthetic(e)	3.8900	09/26/23	17,646,200
16,000,000	LCI Industries	1.1250	05/15/26	14,231,056
100,000	Winnebago Industries, Inc.	1.5000	04/01/25	107,611
				31,984,867
	MEDICAL EQUIPMENT & DEVICES — 3.7%
26,000,000	Haemonetics Corporation(b)	—	03/01/26	20,623,460
15,000,000	NuVasive, Inc.	0.3750	03/15/25	14,126,235
				34,749,695
	METALS & MINING — 2.7%
15,000,000	Century Aluminum Company	2.7500	05/01/28	17,724,900
8,000,000	First Majestic Silver Corporation(c)	0.3750	01/15/27	7,536,920
100,000	Newmont Mining Corp. - Barclays Bank PLC Synthetic(e)	3.9200	10/30/23	189,780
				25,451,600

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 94.5% (Continued)
	OIL & GAS — 3.1%
20,000,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	$23,310,000
4,000,000	Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5490	11/24/27	5,433,600
				28,743,600
	RENEWABLE ENERGY — 1.3%
12,800,000	Enphase Energy, Inc.(b)	—	03/01/26	12,045,350

	RETAIL - DISCRETIONARY — 0.5%
4,000,000	Guess?, Inc.	2.0000	04/15/24	4,443,640

	SEMICONDUCTORS — 2.2%
1,000,000	MACOM Technology Solutions Holdings, Inc.	0.2500	03/15/26	941,994
20,000,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	19,665,060
				20,607,054
	SOFTWARE — 2.2%
1,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	1,107,840
7,000,000	Dropbox, Inc.(b)	—	03/01/26	6,314,938
1,000,000	Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic(e)	2.3773	10/25/24	1,502,950
12,000,000	Mitek Systems, Inc.	0.7500	02/01/26	10,871,844
				19,797,572
	SPECIALTY FINANCE — 0.8%
2,500,000	Blackstone Mortgage Trust, Inc.	5.5000	03/15/27	2,423,933
100,000	MFA Financial, Inc.	6.2500	06/15/24	98,106
5,000,000	PennyMac Corporation	5.5000	03/15/26	4,657,019
100,000	Redwood Trust, Inc.	5.6250	07/15/24	96,092
				7,275,150
	TECHNOLOGY HARDWARE — 4.4%
4,000,000	Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic(e)	3.8700	10/16/23	9,756,000
9,000,000	InterDigital, Inc.	2.0000	06/01/24	8,974,656
100,000	Lumentum Holdings, Inc.	0.5000	12/15/26	104,867
25,000,000	Lumentum Holdings, Inc.(c)	0.5000	06/15/28	22,333,150
				41,168,673
	TECHNOLOGY SERVICES — 6.3%
15,000,000	Euronet Worldwide, Inc.	0.7500	03/15/49	16,782,750
100,000	Insight Enterprises, Inc.	0.7500	02/15/25	150,915

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 94.5% (Continued)
	TECHNOLOGY SERVICES — 6.3% (Continued)
18,000,000	International Business Machines Corporation - Credit Suisse AG Synthetic(e)	1.8775	07/03/28	$15,528,600
8,000,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(e)	1.0200	06/29/28	6,780,000
20,000,000	Parsons Corporation	0.2500	08/15/25	20,784,200
100,000	Visa, Inc. - Barclays Bank PLC Synthetic(e)	1.2800	02/18/25	109,500
				60,135,965
	TRANSPORTATION & LOGISTICS — 5.7%
8,000,000	Air Transport Services Group, Inc.	1.1250	10/15/24	9,063,120
28,000,000	JetBlue Airways Corporation(c)	0.5000	04/01/26	22,939,195
23,000,000	Spirit Airlines, Inc.	1.0000	05/15/26	21,029,728
				53,032,043
	TRANSPORTATION EQUIPMENT — 4.7%
50,000	Greenbrier Companies, Inc.	2.8750	02/01/24	50,738
25,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	25,602,000
17,000,000	Meritor, Inc.	3.2500	10/15/37	18,689,800
				44,342,538
	TOTAL CONVERTIBLE BONDS (Cost $898,959,757)			885,467,024

	U.S. GOVERNMENT & AGENCIES — 0.0%(a)
	U.S. TREASURY NOTE — 0.0%(a)
100,000	United States Treasury Note	0.6250	03/31/27	89,461

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $99,347)			89,461

Shares
	SHORT-TERM INVESTMENTS — 5.0%
	MONEY MARKET FUND - 5.0%
47,078,402	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.29% (Cost $47,078,402)(d)			47,078,402

	TOTAL INVESTMENTS - 99.5% (Cost $946,137,506)			$932,634,887
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%			4,501,897
	NET ASSETS - 100.0%			$937,136,784

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Percentage rounds to less than 0.1%.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022 the total market value of 144A securities is $131,057,734 or 14.0% of net assets.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2022.

(e)	Interest rate represents the comparable yield on the contingent payment debt instruments.

PORTFOLIO ANALYSIS
As of April 30, 2022
% of Net
Sector	Assets
Health Care	24.2%
Industrial	18.3%
Technology	17.3%
Consumer Discretionary	17.2%
Communications	8.0%
Financial	2.7%
Materials	2.7%
Consumer Staples	2.2%
Energy	1.9%
U.S. Treasury Obligations	0.0%
Short-Term Investments	5.0%
Other Assets in Excess of Liabilities	0.5%
100.0%

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 142.7%
	AEROSPACE & DEFENSE — 2.0%
2,000,000	Kaman Corporation	3.2500	05/01/24	$2,016,840

	AUTOMOTIVE — 2.6%
2,500,000	Ford Motor Company(a)	—	03/15/26	2,670,025

	BASIC INDUSTRY — 1.1%
1,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(c)	2.6410	06/18/24	1,147,500

	BEVERAGES — 3.4%
3,000,000	MGP Ingredients, Inc.(b)	6.0600	11/15/41	3,463,650

	BIOTECH & PHARMA — 27.2%
4,500,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(c)	—	05/01/28	5,022,899
1,500,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	1,550,280
2,500,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(c)	2.3100	11/01/24	2,752,500
5,600,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	4,882,953
4,300,000	Jazz Investments I Ltd.	1.5000	08/15/24	4,377,830
3,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(c)	1.5470	10/25/27	2,838,300
4,000,000	Merck & Co., Inc. UBS Group AG Synthetic(c)	1.7721	05/25/28	3,956,800
2,000,000	Pacira BioSciences, Inc.	0.7500	08/01/25	2,399,180
				27,780,742
	CABLE & SATELLITE — 1.4%
1,500,000	Liberty Broadband Corp. Synthetic(b)	2.3000	09/30/50	1,410,938

	CONSUMER SERVICES — 5.8%
2,500,000	Chegg, Inc.	0.1250	03/15/25	2,237,428
3,600,000	Stride, Inc.	1.1250	09/01/27	3,696,300
				5,933,728
	DIVERSIFIED INDUSTRIALS — 1.6%
2,000,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(c)	1.9900	12/30/27	1,605,400

	ELECTRICAL EQUIPMENT — 7.1%
3,000,000	Camtek Ltd./Israel(a),(b)	—	12/01/26	2,645,373

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 142.7% (Continued)
	ELECTRICAL EQUIPMENT — 7.1% (Continued)
4,000,000	Itron, Inc.(a)	—	03/15/26	$3,305,288
1,000,000	SMART Global Holdings, Inc.	2.2500	02/15/26	1,329,860
				7,280,521
	ENTERTAINMENT CONTENT — 2.7%
3,000,000	IMAX Corporation	0.5000	04/01/26	2,703,834

	HEALTH CARE FACILITIES & SERVICES — 5.6%
1,300,000	Inotiv, Inc.(b)	3.2500	10/15/27	1,022,048
4,500,000	PetIQ, Inc.	4.0000	06/01/26	4,674,060
				5,696,108
	HOME CONSTRUCTION — 2.2%
2,500,000	Patrick Industries, Inc.(b)	1.7500	12/01/28	2,253,700

	INTERNET MEDIA & SERVICES — 11.4%
1,500,000	Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic(c)	3.5900	04/21/23	1,804,350
3,500,000	Snap, Inc.(a),(b)	—	05/01/27	2,778,227
4,100,000	Spotify USA, Inc.(a)	—	03/15/26	3,338,917
4,500,000	TripAdvisor, Inc.	0.2500	04/01/26	3,749,485
				11,670,979
	LEISURE FACILITIES & SERVICES — 10.7%
4,700,000	Cheesecake Factory, Inc.	0.3750	06/15/26	4,058,914
3,000,000	Cracker Barrel Old Country Store, Inc.(b)	0.6250	06/15/26	2,659,452
1,500,000	DraftKings, Inc.(a)	—	03/15/28	992,516
3,000,000	McDonald’s Corp. - Credit Suisse AG Synthetic(c)	1.9200	05/28/27	3,111,000
				10,821,882
	LEISURE PRODUCTS — 5.1%
1,500,000	D.R. Horton, Inc. - Barclays Bank PLC Synthetic(c)	3.8900	09/26/23	2,036,100
3,500,000	LCI Industries	1.1250	05/15/26	3,113,044
				5,149,144
	MEDICAL EQUIPMENT & DEVICES — 3.2%
3,500,000	NuVasive, Inc.	0.3750	03/15/25	3,296,122

	METALS & MINING — 5.8%
3,000,000	Century Aluminum Company	2.7500	05/01/28	3,544,980

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 142.7% (Continued)
	METALS & MINING — 5.8% (Continued)
2,500,000	First Majestic Silver Corporation(b)	0.3750	01/15/27	$2,355,288
				5,900,268
	OIL & GAS — 6.2%
3,500,000	Chevron Corporation - Bank of America Finance LLC Synthetic(c)	1.9500	10/27/28	4,079,250
1,700,000	Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic(c)	1.5490	11/24/27	2,309,280
				6,388,530
	RENEWABLE ENERGY — 2.3%
2,500,000	Enphase Energy, Inc.(a)	—	03/01/26	2,352,608

	SEMICONDUCTORS — 2.6%
2,700,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	2,654,783

	SOFTWARE — 4.1%
3,000,000	Dropbox, Inc.(a)	—	03/01/26	2,706,402
1,600,000	Mitek Systems, Inc.	0.7500	02/01/26	1,449,579
				4,155,981
	TECHNOLOGY HARDWARE — 5.5%
2,000,000	InterDigital, Inc.	2.0000	06/01/24	1,994,368
4,000,000	Lumentum Holdings, Inc.(b)	0.5000	06/15/28	3,573,304
				5,567,672
	TECHNOLOGY SERVICES — 10.0%
1,900,000	Euronet Worldwide, Inc.	0.7500	03/15/49	2,125,815
5,000,000	International Business Machines Corporation - Credit Suisse AG Synthetic(c)	1.8775	07/03/28	4,313,500
3,700,000	Parsons Corporation	0.2500	08/15/25	3,845,077
				10,284,392
	TRANSPORTATION & LOGISTICS — 9.1%
2,300,000	Air Transport Services Group, Inc.	1.1250	10/15/24	2,605,647
4,700,000	JetBlue Airways Corporation(b)	0.5000	04/01/26	3,850,508
3,000,000	Spirit Airlines, Inc.	1.0000	05/15/26	2,743,008
				9,199,163
	TRANSPORTATION EQUIPMENT — 4.0%
4,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	4,096,320

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 142.7% (Continued)
	TRANSPORTATION EQUIPMENT — 4.0% (Continued)

	TOTAL CONVERTIBLE BONDS (Cost $147,482,789)			$145,500,830

	TOTAL INVESTMENTS - 142.7% (Cost $147,482,789)			$145,500,830
	LIABILITIES IN EXCESS OF OTHER ASSETS - (42.7)%			(43,541,947)
	NET ASSETS - 100.0%			$101,958,883

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Zero coupon bond.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022 the total market value of 144A securities is $26,012,488 or 25.5% of net assets.

(c)	Interest rate represents the comparable yield on the contingent payment debt instruments.

PORTFOLIO ANALYSIS
As of April 30, 2022
% of Net
Sector	Assets
Health Care	36.1%
Industrial	28.8%
Consumer Discretionary	26.3%
Technology	24.0%
Communications	13.7%
Materials	5.8%
Energy	4.6%
Consumer Staples	3.4%
Liabilities in Excess of Other Assets	(42.7)%
100.0%

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 4.4%
	ASSET MANAGEMENT - 4.4%
188,200	Acropolis Infrastructure Acquisition Corporation(a)	$1,853,770
50,000	Athena Technology Acquisition Corporation II(a)	495,750
10,000	Beard Energy Transition Acquisition Corporation(a)	100,900
5,000	Cartica Acquisition Corporation(a)	50,775
5,000	Clean Earth Acquisitions Corporation(a)	50,550
20,000	Gores Holdings IX, Inc.(a)	199,600
25,000	Growth For Good Acquisition Corporation(a)	256,250
50,000	Jackson Acquisition Company(a)	497,500
25,000	Power & Digital Infrastructure Acquisition II(a)	253,250
20,000	PROOF Acquisition Corp I(a)	201,900
50,000	Screaming Eagle Acquisition Corporation(a)	497,500
88,000	TortoiseEcofin Acquisition Corporation III(a)	871,640
		5,329,385

	TOTAL COMMON STOCKS (Cost $5,351,443)	5,329,385

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.7%
	AEROSPACE & DEFENSE — 0.8%
1,000,000	Kaman Corporation	3.2500	05/01/24	1,008,420

	AUTOMOTIVE — 1.5%
1,700,000	Ford Motor Company(b)	—	03/15/26	1,815,617

	BASIC INDUSTRY — 1.0%
1,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(e)	2.6410	06/18/24	1,147,500

	BEVERAGES — 1.0%
1,000,000	MGP Ingredients, Inc.(c)	6.0600	11/15/41	1,154,550

	BIOTECH & PHARMA — 16.4%
3,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	3,077,699
2,400,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	2,480,448
1,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	2.3100	11/01/24	1,101,000

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.7% (Continued)
	BIOTECH & PHARMA — 16.4% (Continued)
4,200,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	$3,662,214
3,100,000	Jazz Investments I Ltd.	1.5000	08/15/24	3,156,110
1,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	1,026,500
1,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	946,100
3,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	2,737,500
1,500,000	Pacira BioSciences, Inc.	0.7500	08/01/25	1,799,385
				19,986,956
	CABLE & SATELLITE — 2.3%
3,000,000	Liberty Broadband Corp. Synthetic(c)	2.3000	09/30/50	2,821,875

	CONSUMER SERVICES — 2.8%
3,300,000	Stride, Inc.	1.1250	09/01/27	3,388,275

	DIVERSIFIED INDUSTRIALS — 2.2%
3,400,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	2.1030	04/20/28	2,707,760

	ELECTRICAL EQUIPMENT — 4.3%
1,500,000	Camtek Ltd./Israel(b),(c)	—	12/01/26	1,322,687
3,500,000	Itron, Inc.(b)	—	03/15/26	2,892,127
1,000,000	OSI Systems, Inc.	1.2500	09/01/22	998,884
				5,213,698
	ENTERTAINMENT CONTENT — 1.5%
2,000,000	IMAX Corporation	0.5000	04/01/26	1,802,556

	HEALTH CARE FACILITIES & SERVICES — 2.4%
2,800,000	PetIQ, Inc.	4.0000	06/01/26	2,908,304

	HOME CONSTRUCTION — 2.1%
2,800,000	Patrick Industries, Inc.(c)	1.7500	12/01/28	2,524,144

	INSURANCE — 2.2%
2,800,000	Berkshire Hathaway, Inc. - Barclays Bank PLC Synthetic(e)	1.8652	04/14/28	2,704,800

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.7% (Continued)
	INTERNET MEDIA & SERVICES — 8.0%
2,800,000	Snap, Inc.(b),(c)	—	05/01/27	$2,222,581
3,700,000	Spotify USA, Inc.(b)	—	03/15/26	3,013,169
3,500,000	TripAdvisor, Inc.	0.2500	04/01/26	2,916,267
1,500,000	Twitter, Inc.(b)	—	03/15/26	1,421,145
				9,573,162
	LEISURE FACILITIES & SERVICES — 4.5%
3,600,000	Cheesecake Factory, Inc.	0.3750	06/15/26	3,108,956
2,500,000	Cracker Barrel Old Country Store, Inc.(c)	0.6250	06/15/26	2,216,210
				5,325,166
	LEISURE PRODUCTS — 2.6%
700,000	D.R. Horton, Inc. - Barclays Bank PLC Synthetic(c)	3.8900	09/26/23	950,180
2,500,000	LCI Industries	1.1250	05/15/26	2,223,603
				3,173,783
	MEDICAL EQUIPMENT & DEVICES — 4.6%
4,000,000	Haemonetics Corporation(b)	—	03/01/26	3,172,840
2,500,000	NuVasive, Inc.	0.3750	03/15/25	2,354,373
				5,527,213
	METALS & MINING — 2.0%
1,000,000	Century Aluminum Company	2.7500	05/01/28	1,181,660
1,300,000	First Majestic Silver Corporation(c)	0.3750	01/15/27	1,224,750
				2,406,410
	OIL & GAS — 1.1%
1,100,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	1,282,050

	RENEWABLE ENERGY — 1.2%
1,500,000	Enphase Energy, Inc.(b)	—	03/01/26	1,411,565

	SEMICONDUCTORS — 2.4%
2,900,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	2,851,434

	SOFTWARE — 0.8%
1,000,000	Mitek Systems, Inc.	0.7500	02/01/26	905,987

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.7% (Continued)
	SPECIALTY FINANCE — 3.1%
1,500,000	Blackstone Mortgage Trust, Inc.	5.5000	03/15/27	$1,454,360
2,500,000	PennyMac Corporation	5.5000	03/15/26	2,328,510
				3,782,870
	TECHNOLOGY HARDWARE — 4.0%
2,000,000	InterDigital, Inc.	2.0000	06/01/24	1,994,368
3,200,000	Lumentum Holdings, Inc.(c)	0.5000	06/15/28	2,858,643
				4,853,011
	TECHNOLOGY SERVICES — 6.0%
1,000,000	Euronet Worldwide, Inc.	0.7500	03/15/49	1,118,850
3,700,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(e)	1.0200	06/29/28	3,135,750
2,800,000	Parsons Corporation	0.2500	08/15/25	2,909,788
100,000	Visa, Inc. - Barclays Bank PLC Synthetic(e)	1.2800	02/18/25	109,500
				7,273,888
	TRANSPORTATION & LOGISTICS — 6.2%
1,100,000	Air Transport Services Group, Inc.	1.1250	10/15/24	1,246,179
3,600,000	JetBlue Airways Corporation(c)	0.5000	04/01/26	2,949,325
3,500,000	Spirit Airlines, Inc.	1.0000	05/15/26	3,200,175
				7,395,679
	TRANSPORTATION EQUIPMENT — 3.7%
2,800,000	Greenbrier Companies, Inc.	2.8750	04/15/28	2,867,424
1,500,000	Meritor, Inc.	3.2500	10/15/37	1,649,100
				4,516,524
	TOTAL CONVERTIBLE BONDS (Cost $114,362,725)			109,463,197

	U.S. GOVERNMENT & AGENCIES — 0.1%
	U.S. TREASURY NOTE — 0.1%
100,000	United States Treasury Note	0.6250	03/31/27	89,461

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $99,347)			89,461

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.5%
	MONEY MARKET FUND - 4.5%
5,420,601	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.29% (Cost $5,420,601)(d)	$5,420,601

	TOTAL INVESTMENTS - 99.7% (Cost $125,234,116)	$120,302,644
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	366,891
	NET ASSETS - 100.0%	$120,669,535

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022 the total market value of 144A securities is $19,294,765 or 16.0% of net assets.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2022.

(e)	Interest rate represents the comparable yield on the contingent payment debt instruments.

PORTFOLIO ANALYSIS
As of April 30, 2022
% of Net
Sector	Assets
Health Care	23.6%
Industrial	19.3%
Consumer Discretionary	13.3%
Technology	13.2%
Communications	11.8%
Financial	9.8%
Materials	2.0%
Energy	1.2%
Consumer Staples	0.9%
U.S. Treasury Obligations	0.1%
Short-Term Investments	4.5%
Other Assets in Excess of Liabilities	0.3%
100.0%

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2022

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Assets:
Investments in Securities at Cost	$946,137,506	$147,482,789	$125,234,116
Investments in Securities at Fair Value	$932,634,887	$145,500,830	$120,302,644
Segregated Cash - Collateral for Loan	—	217,690	—
Receivable for Securities Sold	3,959,191	4,070,249	217,347
Receivable for Fund Shares Sold	1,173,147	5,400	10,029
Interest and Dividend Receivable	1,926,272	351,437	270,555
Prepaid Expenses and Other Assets	48,698	16,242	25,546
Total Assets	939,742,195	150,161,848	120,826,121

Liabilities:
Payable for Securities Purchased	1,257,123	69,378	44,281
Line of Credit Payable	—	45,000,000	—
Accrued Advisory Fees	593,210	158,433	71,366
Due to Custodian	—	2,669,285
Interest Payable	—	159,672	—
Accrued Distribution Fees	60,306	—	—
Payable for Fund Shares Redeemed	550,101	83,000	20,000
Accrued Expenses and Other Liabilities	144,671	63,197	20,939
Total Liabilities	2,605,411	48,202,965	156,586

Net Assets	937,136,784	$101,958,883	$120,669,535

Composition of Net Assets:
At April 30, 2022, Net Assets consisted of:
Paid-in-Capital	$942,914,131	$106,246,846	$124,584,192
Accumulated Earnings (Deficits)	(5,777,347)	(4,287,963)	(3,914,657)
Net Assets	937,136,784	$101,958,883	$120,669,535

Net Asset Value Per Share
Class A Shares
Net Assets	$44,971,307
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,422,690
Net Asset Value and Redemption Price per Share	$13.14
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 3.75%)	$13.65

Class I Shares
Net Assets	$844,053,029	$101,958,883	$120,669,535
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	64,427,019	4,554,475	7,401,240
Net Asset Value, Offering and Redemption Price per Share	$13.10	$22.39	$16.30

Class C Shares
Net Assets	$48,112,448
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,704,747
Net Asset Value, Offering and Redemption Price per Share	$12.99

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2022

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Investment Income:
Interest Income	$5,344,091	$1,009,141	$827,723
Dividend Income	—	52,000	41,600
Total Investment Income	5,344,091	1,061,141	869,323

Expenses:
Investment Advisory Fees	3,635,092	779,406	467,134
Distribution Fees (Class A)	109,271	—	—
Distribution Fees (Class C)	268,458	—	—
Third Party Administrative Services Fees	349,471	32,400	33,639
Administration Fees	174,289	38,448	35,600
Transfer Agent Fees	106,765	12,936	14,050
Trustees’ Fees	95,168	11,749	12,533
Audit Fees	56,019	6,301	7,644
Custodian Fees	52,212	16,149	11,147
Registration and Filing Fees	41,249	13,360	15,022
Legal Fees	31,662	3,910	4,170
Insurance Expense	30,835	4,309	3,918
Printing Expense	27,208	2,943	3,313
Chief Compliance Officer Fees	20,553	2,561	2,731
Interest Expense	—	415,610	—
Miscellaneous Expenses	20,547	2,579	2,579
Total Expenses	5,018,799	1,342,661	613,480
Plus (Less): Expenses Recaptured (Fees Waived) by Adviser	—	195,340	(21,959)
Net Expenses	5,018,799	1,538,001	591,521
Net Investment Income (Loss)	325,292	(476,860)	277,802

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	29,945,541	5,061,287	3,242,352
Purchased Options	—	(4,109,777)	—
Total Net Realized Gain	29,945,541	951,510	3,242,352

Net Change in Unrealized Depreciation on:
Investments	(70,745,373)	(10,636,202)	(6,590,386)
Purchased Options	—	4,055,488	—
Total Net Change in Unrealized Depreciation	(70,745,373)	(6,580,714)	(6,590,386)
Net Realized and Unrealized Loss on Investments	(40,799,832)	(5,629,204)	(3,348,034)

Net Decrease in Net Assets Resulting From Operations	$(40,474,540)	$(6,106,064)	$(3,070,232)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net Investment Income	$325,292	$292,116
Net Realized Gain on Investments	29,945,541	71,907,455
Net Change in Unrealized Appreciation (Depreciation) on Investments	(70,745,373)	10,759,156
Net Increase (Decrease) in Net Assets Resulting From Operations	(40,474,540)	82,958,727

Distributions to Shareholders From:
Total Distributions Paid
Class A ($0.80 and $0.69 per share, respectively)	(2,436,287)	(2,752,370)
Class I ($0.83 and $0.77 per share, respectively)	(49,762,217)	(40,527,256)
Class C ($0.77 and $0.62 per share, respectively)	(2,913,852)	(2,634,187)
Total Distributions to Shareholders	(55,112,356)	(45,913,813)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	12,257,986	12,744,154
Distributions Reinvested	2,227,180	2,506,175
Cost of Shares Redeemed	(5,573,478)	(30,807,101)
Total Class A Shares	8,911,688	(15,556,772)
Class I
Proceeds from Shares Issued	140,865,468	324,079,338
Distributions Reinvested	40,072,615	30,588,176
Cost of Shares Redeemed	(124,162,445)	(131,553,593)
Total Class I Shares	56,775,638	223,113,921
Class C
Proceeds from Shares Issued	2,040,193	3,573,063
Distributions Reinvested	2,682,404	2,306,927
Cost of Shares Redeemed	(11,492,016)	(8,253,160)
Total Class C Shares	(6,769,419)	(2,373,170)
Total Beneficial Interest Transactions	58,917,907	205,183,979

Increase (Decrease) in Net Assets	(36,668,989)	242,228,893

Net Assets:
Beginning of Period	973,805,773	731,576,880
End of Period	$937,136,784	$973,805,773

SHARE ACTIVITY
Class A:
Shares Issued	863,313	857,178
Shares Reinvested	160,394	170,245
Shares Redeemed	(393,149)	(2,109,778)
Net Increase (decrease) in shares of beneficial interest outstanding	630,558	(1,082,355)

Class I:
Shares Issued	10,129,863	22,118,138
Shares Reinvested	2,895,817	2,085,030
Shares Redeemed	(8,875,789)	(8,960,786)
Net increase in shares of beneficial interest outstanding	4,149,891	15,242,382

Class C:
Shares Issued	146,889	244,462
Shares Reinvested	195,232	158,228
Shares Redeemed	(812,815)	(564,544)
Net decrease in shares of beneficial interest outstanding	(470,694)	(161,854)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net Investment Loss	$(476,860)	$(1,325,499)
Net Realized Gain on Investments and Options	951,510	19,208,310
Net Change in Unrealized Depreciation on Investments and Options	(6,580,714)	(7,728,570)
Net Increase (Decrease) in Net Assets Resulting From Operations	(6,106,064)	10,154,241

Total Distributions Paid
Class I ($2.52 and $2.13 per share, respectively)	(11,502,932)	(9,953,438)
Total Distributions to Shareholders	(11,502,932)	(9,953,438)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	3,994,610	20,024,819
Distributions Reinvested	11,102,254	9,597,199
Cost of Shares Redeemed	(15,415,434)	(28,879,054)
Total Class I Shares	(318,570)	742,964

Increase (Decrease) in Net Assets	(17,927,566)	943,767

Net Assets:
Beginning of Period	119,886,449	118,942,682
End of Period	$101,958,883	$119,886,449

SHARE ACTIVITY
Class I:
Shares Issued	161,234	721,399
Shares Reinvested	459,722	351,256
Shares Redeemed	(683,853)	(1,040,071)
Net increase (decrease) in shares of beneficial interest outstanding	(62,897)	32,584

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net Investment Income	$277,802	$406,421
Net Realized Gain on Investments	3,242,352	9,365,156
Net Change in Unrealized Depreciation on Investments	(6,590,386)	(1,657,728)
Net Increase (Decrease) in Net Assets Resulting From Operations	(3,070,232)	8,113,849

Total Distributions Paid
Class I ($0.78 and $0.91 per share, respectively)	(5,715,465)	(5,066,335)
Total Distributions to Shareholders	(5,715,465)	(5,066,335)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	30,566,592	68,613,283
Distributions Reinvested	5,269,595	4,736,801
Cost of Shares Redeemed	(34,041,449)	(25,295,493)
Total Class I Shares	1,794,738	48,054,591

Increase (Decrease) in Net Assets	(6,990,959)	51,102,105

Net Assets:
Beginning of Period	127,660,494	76,558,389
End of Period	120,669,535	127,660,494

SHARE ACTIVITY
Class I:
Shares Issued	1,797,418	3,838,503
Shares Reinvested	311,742	268,987
Shares Redeemed	(1,993,663)	(1,421,515)
Net increase in shares of beneficial interest outstanding	115,497	2,685,975

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended April 30, 2022

Cash flows from operating activities:
Net increase in net assets resulting from operations	$(6,106,064)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments and options	(74,758,881)
Proceeds from sales of investments and options	99,287,738
Net realized gain from investments	(951,510)
Net change in unrealized appreciation (depreciation) from investments	6,580,714
Net accretion of discounts	(364,436)

Changes in assets and liabilities
(Increase)/decrease in assets:
Dividend and interest receivable	28,567
Receivable for securities sold	(3,677,418)
Prepaid expenses and other assets	164
Increase/(decrease) in liabilities:
Interest payable	61,661
Accrued advisory fees	2,825
Payable for securities purchased	69,378
Accrued expenses and other liabilities	(2,589)
Net cash provided by operating activities	20,170,149

Cash flows from financing activities:
Proceeds from revolving credit line payable to bank	8,000,000
Repayment of borrowings under revolving credit line payable	(18,000,000)
Proceeds from shares sold	4,084,065
Payment on shares redeemed	(15,350,341)
Cash distributions paid	(400,678)
Net cash used in financing activities	(21,666,954)

Net decrease in cash	(1,496,805)
Cash & Restricted Cash at beginning of period	1,714,495
Cash & Restricted Cash at end of period	$217,690

Cash	—
Restricted Cash
Segregated Cash - Collateral for Loan	217,690
Total Cash and Restricted Cash	$217,690

Noncash or supplementary financing activities consist of:
Reinvestment of dividends	$11,102,254
Interest paid	$353,949

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months
	Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$14.53		$13.78	$12.56	$12.42	$13.19	$12.53
Increase (decrease) from operations:
Net investment income (loss) (a)	(0.02)		(0.05)	0.05	0.10	0.20	0.72
Net gain (loss) from securities (both realized and unrealized)	(0.57)		1.49	1.48	0.54	(0.38)	0.36
Total from operations	(0.59)		1.44	1.53	0.64	(0.18)	1.08

Distributions to shareholders from:
Net investment income	(0.19)		(0.64)	(0.31)	(0.29)	(0.38)	(0.42)
Net realized gain	(0.61)		(0.05)	—	(0.21)	(0.21)	—
Total distributions	(0.80)		(0.69)	(0.31)	(0.50)	(0.59)	(0.42)

Net Asset Value, End of Period	$13.14		$14.53	$13.78	$12.56	$12.42	$13.19

Total Return (b)	(4.39	)% (d)	10.54%	12.33%	5.37%	(1.50)%	8.72%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$44,971		$40,582	$53,385	$68,437	$91,985	$109,900
Ratio of expenses to average net assets	1.46	% (c)	1.46%	1.49%	1.47%	1.44%	1.45%
Ratio of net investment income (loss) to average net assets	(0.35	)% (c)	(0.36)%	0.40%	0.80%	1.53%	5.55%
Portfolio turnover rate	32	% (d)	98%	94%	81%	107%	79%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$14.49		$13.75	$12.55	$12.41	$13.19	$12.53
Increase (decrease) from operations:
Net investment income (a)	0.01		0.02	0.12	0.16	0.27	0.78
Net gain (loss) from securities (both realized and unrealized)	(0.57)		1.49	1.47	0.54	(0.40)	0.36
Total from operations	(0.56)		1.51	1.59	0.70	(0.13)	1.14

Distributions to shareholders from:
Net investment income	(0.22)		(0.72)	(0.39)	(0.35)	(0.44)	(0.48)
Net realized gain	(0.61)		(0.05)	—	(0.21)	(0.21)	—
Total distributions	(0.83)		(0.77)	(0.39)	(0.56)	(0.65)	(0.48)

Net Asset Value, End of Period	$13.10		$14.49	$13.75	$12.55	$12.41	$13.19

Total Return (b)	(4.15	)% (d)	11.04%	12.93%	5.90%	(1.08)%	9.27%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$844,053		$873,184	$619,010	$640,466	$821,772	$781,823
Ratio of expenses to average net assets	0.96	% (c)	0.96%	0.99%	0.97%	0.94%	0.95%
Ratio of net investment income to average net assets	0.14	% (c)	0.13%	0.89%	1.30%	2.09%	6.06%
Portfolio turnover rate	32	% (d)	98%	94%	81%	107%	79%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months
	Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$14.38		$13.64	$12.45	$12.31	$13.10	$12.45
Increase (decrease) from operations:
Net investment income (loss) (a)	(0.06)		(0.13)	(0.01)	0.04	0.14	0.65
Net gain (loss) from securities (both realized and unrealized)	(0.56)		1.49	1.45	0.54	(0.39)	0.35
Total from operations	(0.62)		1.36	1.44	0.58	(0.25)	1.00

Distributions to shareholders from:
Net investment income	(0.16)		(0.57)	(0.25)	(0.23)	(0.33)	(0.35)
Net realized gain	(0.61)		(0.05)	—	(0.21)	(0.21)	—
Total distributions	(0.77)		(0.62)	(0.25)	(0.44)	(0.54)	(0.35)

Net Asset Value, End of Period	$12.99		$14.38	$13.64	$12.45	$12.31	$13.10

Total Return (b)	(4.56	)% (d)	9.99%	11.68%	4.92%	(2.04)%	8.14%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$48,112		$60,040	$59,182	$62,012	$64,832	$71,406
Ratio of expenses to average net assets	1.96	% (c)	1.96%	1.99%	1.97%	1.94%	1.95%
Ratio of net investment income (loss) to average net assets	(0.86	)% (c)	(0.86)%	(0.10)%	0.30%	1.06%	5.06%
Portfolio turnover rate	32	% (d)	98%	94%	81%	107%	79%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2022		2021		2020		2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$25.96		$25.94		$23.05		$22.82	$24.30	$22.45
Increase from operations:
Net investment income (loss) (a)	(0.10)		(0.28)		0.00	(c)	(0.06)	0.14	1.21
Net gain (loss) from securities (both realized and unrealized)	(0.95)		2.43		3.31		1.53	(0.19)	1.27
Total from operations	(1.05)		2.15		3.31		1.47	(0.05)	2.48

Distributions to shareholders from:
Net investment income	(0.83)		(1.99)		(0.42)		(0.19)	(0.72)	(0.63)
Net realized gain	(1.69)		(0.14)		—		(1.05)	(0.71)	—
Total distributions	(2.52)		(2.13)		(0.42)		(1.24)	(1.43)	(0.63)

Net Asset Value, End of Period	$22.39		$25.96		$25.94		$23.05	$22.82	$24.30

Total Return (b)	(4.54	)% (g)	8.05%		14.54%		7.16%	(0.32)%	11.16%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$101,959		$119,886		$118,943		$117,410	$140,726	$136,449
Ratio of expenses to average net assets,
before reimbursement	2.67	% (d),(f)	2.59	% (d)	2.96	% (d)	4.75%	4.60%	4.15%
net of reimbursement	2.67	% (d),(e),(f)	2.59	% (d)(e)	2.96	% (d),(e)	3.61%	3.46%	4.00%
Ratio of net investment income (loss) to average net assets	(0.83	)% (f)	(1.03)%		0.01%		(0.26)%	0.60%	5.11%
Portfolio turnover rate	47	% (g)	145%		127%		110%	141%	122%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Amount is less than $0.005 per share.

(d)	Ratio of expenses to average net assets includes borrowing costs not subject to the Expense Limitation Agreement as described in Note 3. Borrowing costs represented 0.72% and 0.64% of average net assets for the six months ended April 30, 2022 and year ended October 31, 2021, respectively.

(e)	Ratio includes expense recapture of prior years’ expense waivers/reimbursements in accordance with the Expense Limitation Agreement as described in Note 3. Recapture of prior years’ expense waivers/reimbursements represented 0.34% and 0.32% of average net assets for the six months ended April 30, 2022 and year ended October 31, 2021, respectively.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$17.52		$16.64	$16.09	$16.08	$16.55	$16.21
Increase from operations:
Net investment income (a)	0.04		0.07	0.24	0.24	0.30	0.62
Net gain (loss) from securities (both realized and unrealized)	(0.48)		1.72	0.93	0.52	(0.14)	0.08
Total from operations	(0.44)		1.79	1.17	0.76	0.16	0.70

Distributions to shareholders from:
Net investment income	(0.27)		(0.91)	(0.62)	(0.29)	(0.38)	(0.36)
Net realized gain	(0.51)		—	—	(0.46)	(0.25)	—
Total distributions	(0.78)		(0.91)	(0.62)	(0.75)	(0.63)	(0.36)

Net Asset Value, End of Period	$16.30		$17.52	$16.64	$16.09	$16.08	$16.55

Total Return (b)	(2.63	)% (d)	10.83%	7.45%	5.08%	0.96%	4.34%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$120,670		$127,660	$76,558	$115,893	$108,554	$147,539
Ratio of expenses to average net assets,
before reimbursement/recapture	0.99	% (c)	0.98%	1.06%	1.20%	1.17%	1.18%
net of reimbursement/recapture	0.95	% (c)	0.95%	0.95%	1.02%	1.05%	1.25%
Ratio of net investment income to average net assets	0.45	% (c)	0.38%	1.46%	1.54%	1.85%	3.78%
Portfolio turnover rate	38	% (d)	113%	106%	77%	98%	83%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2022

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), the Miller Convertible Plus Fund (the “Convertible Plus Fund”), and Miller Intermediate Bond Fund (the “Intermediate Bond Fund”) referred to collectively, as the “Funds”, are separate series of the Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Convertible Plus Fund’s primary investment objective is to use leverage to maximize total return comprising current income and capital appreciation. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital.

The Convertible Bond Fund currently offers Class A, Class I and Class C shares of which Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. Convertible Plus Fund and Intermediate Bond Fund currently offer only Class I shares which commenced operations on December 31, 2014. On July 13, 2019, $987,053 and 42,539 shares of Class A and $250,886 and 10,970 shares of Class C shares of the Convertible Plus Fund were converted into 53,421 Class I shares of Convertible Plus Fund, and $937,238 and 58,646 shares of Class A and $323,384 and 20,140 shares of Class C of the Intermediate Bond Fund were converted into 78,883 Class I shares of Intermediate Bond Fund. Prior to July 13, 2019, the Convertible Plus Fund and Intermediate Bond Fund offered three classes of shares designated as Class A, Class C and Class I. Class A and Class C shares of the Convertible Plus Fund and Intermediate Bond Fund are no longer available for purchase. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.75% (5.75% through April 13, 2021). Each class of Convertible Bond Fund represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Convertible Bond Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities and long-term U.S. Treasury obligations (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in, or counterparty to, the securities and based on

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value. “Due to custodian” as listed on the Statement of Assets and Liabilities is recorded at cost and approximates fair value; it is classified as level 2 under the fair value hierarchy.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by a Fair Valuation Committee in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) adopted by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$885,467,024	$—	$885,467,024
U.S. Government & Agencies	—	89,461	—	89,461
Short-Term Investments	47,078,402	—	—	47,078,402
Total Investments in Securities	$47,078,402	$885,556,485	$—	$932,634,887

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Convertible Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$145,500,830	$—	$145,500,830
Total Investments in Securities	$—	$145,500,830	$—	$145,500,830

Intermediate Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks*	$5,329,385	$—	$—	$5,329,385
Convertible Bonds*	—	109,463,197	—	109,463,197
U.S. Government & Agencies	—	89,461	—	89,461
Short-Term Investments	5,420,601	—	—	5,420,601
Total Investments in Securities	$10,749,986	$109,552,658	$—	$120,302,644

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Synthetic Convertible Bond Risk – Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

The Funds invest in synthetic convertible bonds which may be packaged by investment banks and brokerage firms. Synthetic convertible bonds include structured equity linked products that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component. The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero coupon, corporate or government bonds. The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Synthetic convertible bonds also include index-linked and equity-linked convertible structured notes. Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes). Many index-linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value. Synthetic convertible bonds held by the Funds are contingent payment debt instruments that accrue interest income at the stated coupon rate for book purposes but at the comparable yield for tax purposes.

Leverage Risk –The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Convertible Plus Fund and make the Convertible Plus Fund’s share price more volatile and sensitive to market movements. The leveraged investment techniques that the Convertible Plus Fund employs could cause investors in the Convertible Plus Fund to lose more money in adverse environments. Leverage may result in the creation of a liability that requires the Convertible Plus Fund to pay interest or fees, which may be greater than the income or gain received by the Convertible Plus Fund from the securities purchased with leverage proceeds.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but have borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. As of April 30, 2022, the Funds had no open short positions.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

During the six months ended April 30, 2022, the Miller Convertible Plus Fund held option contracts subject to equity price risk. The Miller Convertible Plus Fund did not hold any option contracts as of April 30, 2022. For the six months ended April 30, 2022, the amount of unrealized depreciation and realized loss on purchased options contracts subject to equity price risk as included in the Statements of Operations amounted to $4,055,488 and $(4,109,777), respectively. During the six months ended April 30, 2022, the Miller Convertible Bond Fund and Miller Intermediate Bond Fund did not hold any options.

The notional value of the derivative instruments outstanding as of April 30, 2022 as disclosed in the Schedule of Investments for Miller Convertible Plus Fund serves as an indicator of the volume of derivative activity during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized over the life of the respective securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends October 31, 2019 through October 31, 2021, or expected to be taken in the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

expense in the Statements of Operations. During the six months ended April 30, 2022, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% for the Convertible Bond Fund and the Intermediate Bond Fund of the average daily net assets of each respective Fund. The Convertible Plus Fund pays the Adviser an annual rate of 0.95% of the average daily managed assets, which is equal to its total assets including assets attributable to borrowings, minus accrued liabilities other than borrowings. For the six months ended April 30, 2022, the Adviser earned management fees of $3,635,092, $779,406, and $467,134 for the Convertible Bond Fund, Convertible Plus Fund and the Intermediate Bond Fund, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce its fees and/or absorb expenses of the Convertible Plus Fund and the Intermediate Bond Fund, at least until February 28, 2023, to ensure that net annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 1.95% of the Convertible Plus Fund’s average daily net assets for Class I shares and 0.95% of the Intermediate Bond Fund’s average daily net assets for Class I shares. The Agreement allows the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fall below the above indicated expense limitations. The amounts that can be recovered are limited to the difference between the actual expense ratio and the amount of the expense limitation during the 36 month period following such waiver or reimbursement. The potential recoupment amounts are the lesser of: (i) the expense cap in effect at the time of the fee waiver/recoupment; or (ii) the expense cap in effect at the time of recapture. For the six months ended April 30, 2022, the Adviser recouped expenses of $195,340 from the Convertible Plus Fund and waived fees of $21,959 for the Intermediate Bond Fund.

As of April 30, 2022, the following amounts are subject to recapture by the Adviser by October 31, of the following years:

	2022	2023	2024
Convertible Plus Fund	$1,377,852	$—	$—
Intermediate Bond Fund	209,060	101,168	30,326

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Convertible Bond Fund’s Class A shares and Class C shares pay 0.50% and 1.00%, respectively, per year of its average daily net assets for such distribution and shareholder service activities under the Plan. For the six

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

months ended April 30, 2022, the 12b-1 fees accrued amounted to $109,271 and $268,458 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2022, the Distributor received $44,837 in underwriting commissions for sales of Class A and C shares, of which $1,204 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Trustee Fees - Each Trustee who is not affiliated with the Trust or the Adviser receives an annual retainer fee of $55,000, as well as $15,000 for one annual in-person meeting and $8,000 for all meetings conducted by telephone. Any additional as needed meetings, either in person or by telephone are covered by the retainer fee. The trustee who is chair of the Audit Committee receives an additional payment of $1,000 as an annual retainer fee for serving in that capacity. None of the Trustees who are affiliated with the Trust receive compensation from the Trust.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended April 30, 2022, amounted to $298,186,235 and $315,096,237, respectively, for the Convertible Bond Fund, $74,758,881 and $97,238,441, respectively, for the Convertible Plus Fund and $45,880,972 and $49,440,901, respectively, for the Intermediate Bond Fund. The cost of purchases and the proceeds from the sale of U.S. Government securities for the six months ended April 30, 2022, amounted to $0 and $0, respectively, for the Convertible Bond Fund, $0 and $0 respectively, for the Convertible Plus Fund and $0 and $1,739,707, respectively, for the Intermediate Bond Fund.

5.	LINE OF CREDIT

The Convertible Plus Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Convertible Plus Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed, with an exception it expects to limit its borrowings for investment purposes to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed). The Convertible Plus Fund has entered into a line of credit agreement with Barclays Bank PLC, which permits the Convertible Plus Fund to borrow at a rate, per annum, equal to 1.15% plus the 3 month LIBOR rate to be paid quarterly. There is also an annual commitment fee. During the six months ended April 30, 2022, the Convertible Plus Fund recorded $415,610 in interest expense on the line of credit. Average borrowings and the average interest rate during the six months ended April 30, 2022, were $51,635,359 and 1.48%, respectively. The largest outstanding amount borrowed during the period was $58,000,000. The balance on the line of credit as of April 30, 2022 was $45,000,000 and the amount of the commitment was $75,000,000. The interest rate as of April 30, 2022 was 2.25%. The line of credit is recorded at cost on the statement of assets and liabilities. As of April 30, 2022, fair value of the line of credit approximates cost; fair value of the line of credit is estimated using level 2 inputs in the fair value hierarchy.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2022 were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Convertible Bond Fund	$955,441,477	$36,638,257	$(59,444,847)	$(22,806,590)
Convertible Plus Fund	145,156,908	7,995,364	(7,651,442)	343,922
Intermediate Bond Fund	125,899,754	2,350,557	(7,947,667)	(5,597,110)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

For the year ended October 31, 2021:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$45.885.245	$28.568	$—	$45.913.813
Convertible Plus Fund	9.953.438	—	—	9.953.438
Intermediate Bond Fund	5.066.335	—	—	5.066.335

For the year ended October 31, 2020:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$20.530.363	$—	$—	$20.530.363
Convertible Plus Fund	2,047,227	—	—	2.047.227
Intermediate Bond Fund	3,441.879	—	—	3,441.879

As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	(Depreciation)	Earnings/ (Deficits)
Convertible Bond Fund	$29,119,566	$12,751200	$—	$—	$47,938,783	$89,809,549
Convertible Plus Fund	7,727,112	—	—	—	5,593,921	$13,321,033
Intermediate Bond Fund	3.877.764	—	—	—	993.276	$4,871,040

The difference between book basis and tax basis distributable earnings and unrealized appreciation is primarily attributable to income on contingent convertible debt securities, 1256 option contracts, Section 305(c) deemed dividend distributions, and the tax deferral of losses on wash sales.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

At October 31, 2021, the Funds utilized capital loss carry forwards for federal income tax purposes as follows:

	Short-Term	Long-Term	Total	Utilized
Intermediate Bond Fund	$—	$—	$—	$2,479,455

Permanent book and tax differences, primarily attributable to tax adjustments for equalization debits resulted in reclassification for the year ended October 31, 2021 as follows:

	Paid	Total
	In	Distributable
	Capital	Earnings (Losses)
Convertible Bond Fund	$3,503,547	$(3,503,547)
Convertible Plus Fund	343,256	(343,256)
Intermediate Bond Fund	248,939	(248,939)

TAX INFORMATION

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The Convertible Bond Fund hereby designates the following amounts for the Fund’s fiscal year ended October 31, 2021:

Long-Term Capital Gains
Convertible Bond Fund	$3,532,115

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2022, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

8.	CROSS TRADES

Each Fund during the period had the ability to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as certain other clients of the Adviser pursuant to “Cross-Trading” Procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Funds from or to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 under the 1940 Act. For the six months ended April 30, 2022, the Convertible Bond Fund and Intermediate Bond Fund engaged in cross-trades as that Rule was generally interpreted during the period. The cost of security purchases and proceeds from the sale of securities for the six months ended April 30, 2022, amounted to $0 and $1,670,635, respectively, for the Convertible Bond Fund and $1,314,290 and $0, respectively, for the Intermediate Bond Fund. The realized loss from cross-trades for the six months ended April 30, 2022 was $25,039 and $0, respectively, for the Convertible Bond Fund and the Intermediate Bond Fund. The Convertible Plus Fund did not engage in cross trades during the same period.

9.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Miller Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2022

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first row of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Annualized	Expenses Paid During the
	Account	Ending Account	Expense	Period
	Value (11/1/21)	Value (4/30/22)	Ratio	(11/1/21 to 4/30/22)
Actual *
Miller Convertible Bond Fund
Class A	$1,000.00	$956.10	1.46%	$7.08
Class I	$1,000.00	$958.50	0.96%	$4.66
Class C	$1,000.00	$954.60	1.96%	$9.50
Miller Convertible Plus Fund
Class I	$1,000.00	$954.60	2.67%	$12.94
Miller Intermediate Bond Fund
Class I	$1,000.00	$973.70	0.95%	$4.65
Hypothetical (5% return before expenses) *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,017.55	1.46%	$7.30
Class I	$1,000.00	$1,020.03	0.96%	$4.81
Class C	$1,000.00	$1,015.08	1.96%	$9.79
Miller Convertible Plus Fund
Class I	$1,000.00	$1,011.55	2.67%	$13.32
Miller Intermediate Bond Fund
Class I	$1,000.00	$1,020.08	0.95%	$4.76

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended April 30, 2022 (181) divided by the number of days in the fiscal year (365).

Renewal of the Management Agreements and Review of 15(c) Materials

At an in person meeting held October 20, 2021, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the Management Agreement between the Miller Investment Trust and Wellesley Asset Management, Inc. (the “Adviser”) with respect to the Miller Convertible Bond Fund (“Convertible Bond Fund”), Miller Convertible Plus Fund (“Convertible Plus Fund”) and Miller Intermediate Bond Fund (“Intermediate Bond Fund”) (each a “Management Agreement” and collectively the “Management Agreements”). In its consideration of the renewal of each Management Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

The Board relied upon each Trustee’s own business judgment in determining the material factors to be considered when evaluating the Management Agreements and the weight to be given to each factor. The Board based its conclusions on a comprehensive evaluation of all the information provided and not on any one factor exclusively. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreements. Matters considered by the Board, including the Independent Trustees, in connection with its renewal of each Management Agreement included the following:

Convertible Bond Fund, Convertible Plus Fund and Intermediate Bond Fund (each a “Fund” and collectively, the “Funds”)

Nature, Extent and Quality of Services and Personnel. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the advisory services provided to each Fund. The Board considered information regarding the Adviser’s efforts in the area of compliance and investment processes. The Trustees discussed the Adviser’s personnel, and the quality of service provided by them including managing the growth of Fund assets, which among other things requires specialized skill in sourcing sufficient suitable convertible bonds. The Board discussed the financial strength of the Adviser after reviewing financial information about it and concluded that it is satisfied that the Adviser continues to be in the position to deliver quality services to the Funds and their shareholders. The Board further concluded that the Adviser’s management team and the Adviser’s overall resources were adequate, and that the Adviser has personnel with investment management skills who are more than capable to perform its duties under each Agreement.

Performance. The Trustees reviewed the performance of the Funds. It was noted that certain strategies were also used when and with different costs associated with providing advisory services to separately managed account and private fund clients but that such accounts were managed in part with key differences in strategies because of the regulatory constraints of the 1940 Act and IRS tax rules imposed on registered investment companies.

Convertible Bond Fund. The Board noted that for the one, three, five, and ten-year periods ended August 31, 2021, the Convertible Bond Fund had returns of 8.29%, 8.33%, 7.50% and 7.94%, respectively, underperforming the peer group averages of 24.05%, 20.94%, 17.83% and 12.97% over the same periods. Similarly, the Fund underperformed the “Convertibles” Morningstar Category averages of 21.64%, 20.00%, 16.78% and 12.33% during the same periods. The Adviser attributed the Fund’s underperformance in this category in part to its focus on high quality attributes, and only buying convertible bonds in companies that are profitable and have high low levels of debt. In addition, the Fund has a high percentage of assets invested in convertible bonds as compared to other assets, generally causing it to underperform other convertible bonds funds that take greater risk by investing a greater percentage of their assets in common stocks during bull markets. The Board also considered that the Adviser’s goal is for the Fund’s total return to outperform its peer group over full market cycles. It was further noted that the Adviser expects that the Fund will have strong performance relative to its peer group during bear markets. The Adviser noted that convertible bonds from companies with lower quality earnings have generally outperformed other in the current low interest rate environment over recent years.

Convertible Plus Fund. The Board noted that for the one, three, five and seven-year periods ended August 31, 2021, the Convertible Plus Fund had returns of 5.80%, 7.88%, 8.30% and 8.66%, respectively, underperforming the peer group average which returned 21.25%, 18.30%, 15.89% and 11.99% during the same periods. Similarly, the Fund underperformed the “Convertibles” Morningstar Category average of 21.64%, 20.00%, 16.78% and 11.36% during the same periods. The Board considered that the Adviser’s goal is for the Fund’s total return to out-perform its peer group over full market cycles. In addition, the Fund has a high percentage of assets invested in convertible bonds as compared to other assets, generally causing it to underperform other convertible bonds funds that take greater risk by investing a greater percentage of their assets in common stocks during bull markets. It was further noted that the Adviser expects that the Fund will have strong performance relative to its peer group during bear markets. The Board also noted that the Fund’s use of leverage is unique in the convertible bond mutual fund space, greatly limiting the number of pure peer funds.

Intermediate Bond Fund. The Board noted that for the one, three and five-year periods ended August 31, 2021, the Intermediate Bond Fund had returns of 9.68%, 7.06% and 5.91%, respectively, outperforming its peer group averages of 3.52%, 7.02% and 4.70% during the same periods. It was noted that the Intermediate Bond Fund outperformed the Morningstar Category average of 3.18% and 4.88% for the one and five-year periods; however, underperformed the Morningstar Category averages of 7.58% for the three-year period ended August 31, 2021. The Adviser attributed the outperformance to the intermediate bond funds that have a greater concentration of investment grade bonds than and convertible bonds that comprise over 70% of the Fund’s portfolio. It was noted that it is the goal of the Adviser for the Fund to outperform its benchmark and peer group over full market cycles.

With respect to each of the Funds, the Board found that the Adviser continues to not deviate from its strategy to achieve favorable risk-adjusted returns throughout the stages of market cycles. The Board concluded that each Fund’s performance was reasonable, especially in light of the longest bull market in modern American history.

Fees & Expenses. The Trustees reviewed the fees charged by the Funds, including reviewing the fees compared to the Funds’ respective peer groups and Morningstar Categories. The Trustees further considered the fact that the Adviser manages separately managed accounts and a private fund with similar investment strategies and with different costs associated with providing advisory services to such clients.

Convertible Bond Fund. The Trustees noted that the Convertible Bond Fund’s advisory fee rate of 0.75% was higher than the peer group average of 0.61% and slightly lower than the Morningstar Category average of 0.76%. The Trustees further noted that the Convertible Bond Fund’s net expense ratio rate of 1.00% was higher than the peer group average of 0.70% and lower than the Morningstar Category average of 1.16%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the fact that certain peer funds were considerably larger in terms of assets.

Convertible Plus Fund. The Trustees noted that the Convertible Plus Fund’s advisory fee rate of 1.33% was significantly higher than both the peer group average of 0.69% and Morningstar Category average of 0.76%. The Trustees further noted that the Convertible Plus Fund’s net expense ratio rate of 2.97% was significantly higher than both the peer group average of 0.84% and Morningstar Category average of 1.16%. The Adviser asserted that managing the Convertible Plus Fund is likely significantly more complex and requires more resources than managing the funds in the peer group because of the Convertible Plus Fund’s leveraged strategy. The Trustees noted that the Convertible Plus Fund, unlike its peer funds, is the only fund in its peer group that is a leveraged convertible mutual fund and that the cost of leverage is a significant part of the net expense ratio. The Trustees further noted that the Fund’s net investment advisory fee was 0.95%. The Trustees concluded that the advisory fee and net expense ratio were acceptable because of the complexities associated with managing a leveraged mutual fund and noted the lack of true peer funds.

Intermediate Bond Fund. The Trustees noted that the Intermediate Bond Fund’s fee rate of 0.75% was higher than the peer group average of 0.42%. The Trustees further noted that the Intermediate Bond Fund’s net expense ratio rate of 1.00% was higher than both the peer group average of 0.57% and Morningstar Category average of 0.78%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerably larger in terms of assets.

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Funds. The Trustees stated that they will continue to review the Adviser’s projections for asset growth of each Fund over the next 12 months and discussed the expense limitation agreements currently in place. Furthermore, the Board concluded that the size of each Fund had not reached sufficient size to result in material economies of scale and thus fee breakpoints were not appropriate at this time.

Profitability. The Trustees considered the expenses of the Adviser associated with managing each Fund, and reviewed the profits realized by the Adviser with respect to each Fund and took into consideration other benefits to the Adviser. The Board found the profit earned by the Adviser with respect to each Fund to be acceptable and not unreasonable or excessive. Based on financial information provided by the Adviser, the Board also found that the Adviser was in a strong position to continue to provide the high level and quality of services that it currently provides to the Funds.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements, the Board, including all of the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable and approved the continuance of the respective Management Agreements and the advisory fees thereunder as in the best interest of each Fund and its shareholders.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on March 9, 2022 (the “Meeting”) to review the liquidity risk management program (the “Program”) established for the Funds. The Funds have adopted and implemented the Program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Board appointed Wellesley Asset Management, Inc., the investment adviser to the Funds, the program administrator for the Funds’ Program. The Adviser has delegated oversight of the Program to the Liquidity Risk Management Program Committee (the “Committee”).

At the Meeting, the Board was provided with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2020 through November 30, 2021 (the “Program Reporting Period”).

The Report stated that the Committee concluded that based on how it functions, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule. The Report noted that during the Program Reporting Period, the Committee reviewed historical net redemption activity, and used this information and other factors as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). The Report further provided that the Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended October 31, 2021, the Committee reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented. There were no material changes to the Program during the Program Reporting Period.

Tax information (Unaudited)

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The Convertible Bond Fund hereby designates the following amounts for the Fund’s fiscal year ended October 31, 2021:

Long-Term
Capital Gains
Convertible Bond Fund	$3,532,115

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2022, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

PRIVACY notice

FACTS	WHAT DOES MILLER INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Miller Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Miller Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-441-4434

Who we are
Who is providing this notice?	Miller Investment Trust
What we do
How does Miller Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Miller Investment Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Miller Investment Trust does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Miller Investment Trust does not share with non-affiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Miller Investment Trust does not jointly market.

MILLER FUNDS

Advisor	Wellesley Asset Management, Inc. The Wellesley Office Park 20 William Street, Suite 310 Wellesley, MA 02481
Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Legal Counsel	Thompson Hine LLP 1919 M Street, N.W. – Suite 700 Washington, DC 20036
Transfer Agent	Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Custodian	Bank of New York Mellon Corp. 101 Barclay Street New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 877-441-4434.

Miller Funds ● 225 Pictoria Drive ● Suite 450 ● Cincinnati, OH 45246

877-441-4434

MILLER-SAR22

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the President and Treasurer has concluded that disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller, President

Date 7/5/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

Greg Miller, President

Date 7/5/22

By (Signature and Title)

/s/Michael Miller

Michael Miller, Treasurer

Date 7/5/22